UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008



                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital .....................    1

Statement of Operations ...................................................    2

Statements of Changes in Members' Capital .................................    3

Statement of Cash Flows ...................................................    4

Notes to Financial Statements .............................................    5

Schedule of Portfolio Investments .........................................   15

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    JUNE 30, 2008

-------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $294,392,271)                              $266,596,097
Derivative contracts, at fair value (upfront fees $28,606,112)                         32,763,265
Cash and cash equivalents                                                             113,620,318
Due from brokers                                                                       47,987,785
Receivables:
  Interest receivable                                                                   2,211,793
  Investments sold, not settled                                                            22,011
Directors' fee, paid in advance                                                             6,073
Other assets                                                                              290,040
-------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                          463,497,382
-------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $37,633,919)           32,291,093
Payables:
  Investments purchased, not settled                                                    6,146,660
  Interest due on securities sold, not yet purchased                                      574,280
  UBSFA Fee                                                                               426,710
  Professional fees                                                                       297,251
  Due to brokers                                                                          272,279
  Administration fee                                                                      105,334
  Subscription received in advance                                                        100,000
  Other                                                                                    65,131
-------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                      40,278,738
-------------------------------------------------------------------------------------------------

NET ASSETS                                                                           $423,218,644
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                            $448,087,826
Accumulated net unrealized appreciation on investments, credit swaps
   and foreign exchange transactions                                                  (24,869,182)
-------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                     $423,218,644
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                          PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                   $ 6,130,460
Dividends                                                                                      109,343
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                      6,239,803
------------------------------------------------------------------------------------------------------

EXPENSES

UBSFA Fee                                                                                    2,481,597
Interest expense                                                                               733,357
Professional fees                                                                              674,257
Administration fee                                                                             200,864
Directors' fee                                                                                  22,714
Dividend expense                                                                                20,842
Other                                                                                          129,048
------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                               4,262,679
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                        1,977,124
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
     FROM INVESTMENTS, CREDIT SWAPS,
     SHORT SALES AND FOREIGN EXCHANGE TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                               (5,458,650)
  Credit swaps                                                                              11,848,300
  Short sales                                                                                  773,132
  Foreign exchange transactions                                                                 (2,143)
Net change in unrealized appreciation/depreciation
     from investments, credit swaps, short sales and foreign exchange transactions           4,113,881
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
               CREDIT SWAPS, SHORT SALES AND FOREIGN EXCHANGE TRANSACTIONS                  11,274,520
------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                   $13,251,644
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL
   YEAR ENDED DECEMBER 31, 2007 AND PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                               MANAGER         MEMBERS           TOTAL
----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                         $ 23,033,900     $453,115,276     $476,149,176

INCREASE/(DECREASE) FROM OPERATIONS Pro rata allocation:
  Net investment income                                          131,503       13,704,946       13,836,449
  Net realized gain from investments and credit swaps            275,362       31,095,108       31,370,470
  Net change in unrealized appreciation/depreciation
     from investments and credit swaps                          (711,138)     (88,496,978)     (89,208,116)
Incentive Allocation                                           1,785,558       (1,785,558)              --
----------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                   1,481,285      (45,482,482)     (44,001,197)
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                --       20,975,494       20,975,494
  Members' withdrawals                                       (23,321,890)     (48,951,739)     (72,273,629)
  Offering costs                                                     (25)          (3,071)          (3,096)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                       (23,321,915)     (27,979,316)     (51,301,231)
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                       $  1,193,270     $379,653,478     $380,846,748
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                    13,023        1,964,101        1,977,124
  Net realized gain from investments, credit swaps,
     short sales and foreign exchange transactions                22,557        7,138,082        7,160,639
  Net change in unrealized appreciation/depreciation
     from investments, credit swaps, short sales and
     foreign exchange transactions                                10,728        4,103,153        4,113,881
Incentive Allocation                                             104,611         (104,611)              --
----------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                     150,919       13,100,725       13,251,644
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                --       29,125,580       29,125,580
  Offering costs                                                     (16)          (5,312)          (5,328)
----------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                               (16)      29,120,268       29,120,252
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                           $  1,344,173     $421,874,471     $423,218,644
----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                                          PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital provided by operations                                  $  13,251,644
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments and cost to cover short sales                                  (106,041,272)
  Proceeds from disposition of investments and proceeds received from short sales          104,428,318
  Net proceeds from securities purchased under agreements to resell                        152,885,000
  Net realized gain from investments, credit swaps, short sales and
    foreign exchange transactions                                                           (7,160,639)
  Net accretion of bond discount and amortization of bond premium                            2,108,466
  Net change in unrealized appreciation/depreciation from investments, credit swaps,
    short sales and foreign exchange transactions                                           (4,113,881)
    (Increase) decrease in assets:
       Due from brokers                                                                    (17,893,765)
       Interest receivable                                                                     266,462
       Investments sold, not settled                                                           527,989
       Dividend                                                                                338,528
       Directors' fee, paid in advance                                                          (6,073)
       Other assets                                                                             68,790
    Increase (decrease) in payables:
      Investments purchased, not settled                                                    (3,716,156)
      Interest due on securities sold, not yet purchased                                       282,659
      UBSFA Fee                                                                                (49,278)
      Professional fees                                                                         90,909
      Due to brokers                                                                           272,279
      Administration fee                                                                        24,882
      Other                                                                                     15,740
------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                  135,580,602

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                        29,225,580
Members' withdrawals                                                                       (48,951,739)
UBSFA withdrawals                                                                           (2,319,351)
Offering costs                                                                                  (5,328)
------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                      (22,050,838)

Net increase in cash and cash equivalents                                                  113,529,764
Cash and cash equivalents--beginning of period                                                  90,554
------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                 $ 113,620,318
------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                                      $     450,698
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements

                                                         UBS WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund commenced operations on May 8, 2000. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed assets. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the Managing Member of the Manager and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using "bid" prices for long positions and "ask" prices for short positions from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

         Securities, other than options, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         securities are valued at the closing bid quotation for long positions and at the closing ask quotation for short positions.

         Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between, the "bid" and the "ask" prices (otherwise, the mean between the "bid" and "ask" prices will be used), on the principal exchange of trading. Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the mean between the bid and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula based on volatility levels provided by reputable dealers.

         Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models and related unrealized gains and losses on the swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

         Consistent with its strategy, the majority of the Fund portfolio ($131,822,035 at June 30, 2008) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All securities held by the Fund at June 30, 2008, were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund strategy, multiple pricing sources on individual securities may not be available. These securities were valued by the Fund based on indicative prices from at least two pricing sources.

         Due to the nature of the Fund investments, values assigned at June 30, 2008, may differ significantly from values that would have been used had a broader market for the investments existed.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

         Various input are used in determining the value of the Fund's investments relating to FAS 157.

         These inputs are summarized in the three broad levels listed below.

         LEVEL 1 -- quoted prices in active markets for identical securities. LEVEL 2 -- other significant observable inputs (including quoted prices for similar securities, interest rate, prepayment speeds, credit risk, etc.).
         LEVEL 3 -- significant  unobservable inputs  (including  the Fund's own assumptions in determining the fair value of investments).


         The inputs or methodology used for valuing securities are not necessary
         an  indication  of  the  risk   associated   with  investing  in  those
         securities.

         The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value.


             -------------------------------------------------------------------------------------------
                                             INVESTMENTS IN     SECURITIES SOLD, NOT     OTHER FINANCIAL
             VALUATION INPUTS                  SECURITIES           YET PURCHASED         INSTRUMENTS *
             -------------------------------------------------------------------------------------------
             Level 1 - Quoted Prices           $115,734,042         $(13,251,073)          $        --
             -------------------------------------------------------------------------------------------
             Level 2 - Other Significant        150,862,055          (19,040,020)           32,763,265
             Observable Inputs
             -------------------------------------------------------------------------------------------
             Level 3 - Other Significant
             Unobservable Inputs                         --                   --                    --
             -------------------------------------------------------------------------------------------
             TOTAL                             $266,596,097         $(32,291,093)          $32,763,265
             -------------------------------------------------------------------------------------------

         * Other Financial Instruments include Swap Contracts.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from securities transactions are calculated on the identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.  INCOME TAXES

         The Fund has reclassified $1,977,124 and $7,160,639 from accumulated net investment income and accumulated net realized gain on investments and foreign currency transactions, respectively, to net capital contribution during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net contribution, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

         In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and a Goldman Sachs Money Market Fund which invests solely in United States Treasury Obligations. These investments are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  SECURITIES PURCHASED/SOLD UNDER AGREEMENTS TO RESELL/REPURCHASE

         From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

         Securities purchased under agreements to resell ("Reverse Repurchase Agreements") and securities sold under agreements to repurchase ("Repurchase Agreements") are collateralized by government obligations, and are carried at fair value. The Fund's agreements with third parties specify its rights to request additional collateral. The Fund monitors the market value of the collateral received or pledged as compared with the related receivable or payable, including accrued interest, and requests additional or recalls excess margin as necessary. Included in interest income and expense is interest earned or paid on Reverse Repurchase Agreements and Repurchase Agreements.

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "UBSFA Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to Bond Street.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the period from January 1, 2008 to June 30, 2008, UBS FSI and its affiliates did not execute portfolio transactions on the behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Manager as described above.

         At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Member Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The incentive allocation for the period from January 1, 2008 to June 30, 2008 and the year ended December 31, 2007 was $104,611 and $1,785,558, respectively, and has been recorded as a net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

         For Members which were not in the Fund for twelve months as of the period from January 1, 2008 to June 30, 2008 and as of the year ended December 31, 2007, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser, LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2008 to June 30, 2008 were $22,714, which is included in Directors' fee expense.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Servicing.

5.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2008 to June 30, 2008 amounted to $7,128,127,272 and $7,279,399,318 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $3,035,968 and $21,282,383, respectively and purchases and sales relating to repurchase agreements of $7,022,086,000 and $7,174,971,000, respectively. For the period from January 1, 2008 to June 30, 2008, net realized gain resulting from short investments was $773,132 and from credit swaps was $11,848,300.

         At December 31, 2007, the tax basis of investments was $440,065,186 resulting in accumulated net unrealized depreciation on investments of $30,890,925, which consists of $44,482,631 gross unrealized appreciation and $75,373,556 gross unrealized depreciation. The difference between the book and tax basis investments is primarily attributable to book to tax differences for accounting for reorganizations and credit default swaps. The tax basis of investments for 2008 will not be finalized by the Fund until after the Fiscal year-end.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

6.       DUE TO BROKERS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings outstanding for the period from January 1, 2008 to June 30, 2008.

7.       DUE FROM BROKERS

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities, and Members' Capital. The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold not yet purchased; its use is therefore restricted until the securities are purchased.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

         A.  BONDS AND BANK DEBT

         The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at June 30, 2008.

         B.  SWAP AGREEMENTS

         For the period from January 1, 2008 to June 30, 2008, the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         B.  SWAP AGREEMENTS (CONTINUED)

         principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

         The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities.

         The accrued expense related to the periodic payments on credit swaps is reflected as realized and unrealized loss on in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $1,003 included in due from broker on the Statement of Assets, Liabilities, and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements. Cash at the clearing brokers that is related to collateral on the credit default swaps is restricted until the contracts expire.

         Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) from investments and credit swaps.

         At June 30, 2008, the Fund had no open options contracts.

9.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                         UBS WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

10.      FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                         PERIOD FROM
                       JANUARY 1, 2008                                    YEARS ENDED DECEMBER 31,
                      TO JUNE 30, 2008
                         (UNAUDITED)            2007              2006               2005               2004               2003
                       -----------------       ------            ------             ------             ------             ------
Ratio of net
investment income
to average net
assets.(c)                  1.00%(a)            2.89%             2.98%              3.64%              3.56%              3.34%

Ratio of total
expenses to
average net assets
before Incentive
Allocation.(c)              2.14%(a)            1.67%             2.14%              2.79%              2.79%              3.44%

Ratio of total
expenses to
average net assets
after Incentive
Allocation.(c),(d)          2.19%(a)            2.04%             6.92%              4.84%              4.81%              8.30%

Portfolio turnover
rate                       22.76%              40.80%            94.81%             83.81%             81.00%             69.13%

Total return pre
Incentive
Allocation.(e)              3.24%              (9.13%)           31.00%             10.55%             10.45%             34.03%

Total return post
Incentive
Allocation.(b)              3.19%              (9.13%)           24.80%              8.44%              8.36%             27.22%

Net asset value at
end of the period.       $423,218,644       $380,846,748       $476,149,176       $322,313,440       $321,303,392       $332,046,577

  (a)   Annualized.
  (b) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions.
  (c) The average net assets used in the above ratios are calculated using the pre-tender net assets.
  (d) Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members' due to Incentive Allocation, if applicable, and timing of capital transactions.
  (e) Total return assumes a purchase of an interest in the Fund at the beginning of the year and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


       PAR                                                                                            MARKET VALUE
       ---                                                                                            ------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (63.00%)
                    ----------------------------------
                    CORPORATE BONDS (13.39%)
                    ------------------------
                    APPLIANCES (0.13%)
 $     52,883,000   Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @
                    104.94) (a),(b)                                                                   $    528,830
                                                                                                      ------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (2.05%)
        9,143,585   Holley Second Lien Securied Notes Due, 12.50%, 07/15/13                              8,686,406
                                                                                                      ------------
                    CONTAINERS - PAPER/PLASTIC (2.27%)
       12,000,000   Pliant Corp., Sr. Sub. Notes,, 18.00%, 07/15/12                                      9,600,000
                                                                                                      ------------
                    ELECTRIC - INTEGRATED (2.50%)
       84,913,000   Northwestern Corp., 8.75%, 03/15/12 (a),(b)                                          6,368,475
       55,696,000   Northwestern Corp., 7.875%, 03/15/07 (a),(b)                                         4,177,200
          234,000   Northwestern Corp., 6.95%, 11/15/28 (a),(b)                                             17,550
                                                                                                      ------------
                                                                                                        10,563,225
                                                                                                      ------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        3,000,000   Loewen Group Int'l., Inc., 7.20%, 01/08/02 (a),(b)                                          --
        2,000,000   Loewen Group Int'l., Inc., 7.50%, 06/01/03 (a),(b)                                          --
                                                                                                      ------------
                                                                                                                --
                                                                                                      ------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (4.48%)
       24,449,000   Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 12/15/08 @
                    106.00)                                                                             18,947,975
                                                                                                      ------------
                    SATELLITE TELECOMMUNICATIONS (0.07%)
        6,809,000   Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/05
                    (a),(b)                                                                                 68,090
       12,525,000   Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/05
                    (a),(b)                                                                                125,250
        5,300,000   Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 7/15/05
                    (a),(b)                                                                                 53,000
        4,850,000   Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 7/15/05
                    (a),(b) 48,500
                                                                                                      ------------
                    TOTAL CORPORATE BONDS (Cost $100,934,822)                                              294,840
                                                                                                      ------------
                    TELEPHONE - INTEGRATED (1.89%)
        9,000,000   Primus Telecommunications, 14.25%, 05/31/11 (Callable 08/29/08 @ 102) *              8,010,000
                                                                                                      ------------
                    TOTAL CORPORATE BONDS (Cost $100,934,822)                                           56,631,276
                                                                                                      ------------

                    BANK LOANS (6.18%)
                    ------------------
        6,184,817   Collins & Aikman Product Co., Supplemental Revolving Credit Facility, 0.00%,
                    08/31/09                                                                               402,013
       28,666,106   Collins & Aikman Products Co., Litigation Trust, 0.00%                               1,433,305
       10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/09             676,352
       12,051,754   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                          783,364
       17,500,000   Le Nature's Inc., Term B Loan, 0.00%, 01/01/11                                       6,791,666
       12,028,197   Pasminco Bilateral Facilities Claim, 0.00%                                             902,115
       19,419,243   Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 7/15/04                                1,456,443
       11,733,934   Pasminco Syndicated Loan Facility Claim, 0.00%. 9/03/07                                880,045

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


       PAR                                                                                            MARKET VALUE
       ---                                                                                            ------------
                    BANK LOANS (CONTINUED)
                    ----------------------
$      18,108,281   Pasminco Transferable Loan Facility Claim, 0.00% 12/17/02                         $  1,358,121
       13,000,000   Stallion Oil Term Loan, 7.6125%, 05/20/18                                           11,461,667
                                                                                                      ------------
                    TOTAL BANK LOANS (Cost $25,248,662)                                                 26,145,091
                                                                                                      ------------
                    CONVERTIBLE BONDS (3.67%)
                    -------------------------
       16,242,278   Ormet Corporation Senior Subordinated Notes, 10.00%, 11/01/10                       15,538,446
                                                                                                      ------------
                    TOTAL CONVERTIBLE BONDS (Cost $14,202,778)                                          15,538,446
                                                                                                      ------------

       SHARES
       ------
                    COMMON STOCK (36.49%)
                    ---------------------
                    AGRICULTURAL - CHEMICALS (6.40%)
          694,000   Phosphate Holdings, Inc.                                                            27,066,000
                                                                                                      ------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (2.66%)
        1,372,128   Holley Performance Products Inc.                                                     6,860,644
        3,251,684   International Automotive Components Group North America (Collins & Aikman
                    IANCA), L.L.C.                                                                       4,064,605
        4,661,794   Wagon Plc - (United Kingdom) **                                                        333,999
                                                                                                      ------------
                                                                                                        11,259,248
                                                                                                      ------------
                    CABLE TELEVISION (2.28%)
          876,802   Knology, Inc.  (a)                                                                   9,636,054
                                                                                                      ------------
                    CONTAINERS - PAPER/PLASTIC (0.00%)
            3,937   Pliant Corp.                                                                                --
                                                                                                      ------------
                    DISTRIBUTION/WHOLESALE (2.00%)
          323,765   Core-Mark Holding Co., Inc.                                                          8,482,643
                                                                                                      ------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.36%)
        1,819,039   ZiLOG, Inc.  (a)                                                                     5,748,163
                                                                                                      ------------
                    INDEPENDENT POWER PRODUCER (6.30%)
          843,871   Calpine Corporation                                                                 19,037,724
          250,000   U.S. Power Generating Co.                                                            7,625,000
                                                                                                      ------------
                                                                                                        26,662,724
                                                                                                      ------------
                    METAL - ALUMINUM (5.32%)
          297,170   Ormet Corp. (a)                                                                      2,362,502
        2,685,095   Ormet Corp. (a),*                                                                   20,138,212
                                                                                                      ------------
                                                                                                        22,500,714
                                                                                                      ------------
                    OIL - FIELD SERVICES (7.74%)
        7,104,551   Northern Offshore Ltd - (Norway) **                                                 32,778,755
                                                                                                      ------------
                    TELECOMMUNICATIONS (0.58%)
           40,000   Abovenet, Inc.                                                                    $  2,440,000
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


      SHARES                                                                                          MARKET VALUE
      ------                                                                                          ------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    WIRELESS EQUIPMENT (1.85%)
        1,039,497   USA Mobility, Inc.                                                                   7,848,202
                                                                                                      ------------
                    TOTAL COMMON STOCK (Cost $135,537,218)                                             154,422,503
                                                                                                      ------------
                    PREFERRED STOCKS (2.09%)
                    ------------------------
                    CONTAINERS - PAPER/PLASTIC (0.86%)
           35,212   Pliant Corp. Series AA                                                               3,653,245
                                                                                                      ------------
                    INDEPENDENT POWER PRODUCER (1.23%)
          153,104   Entegra Holdings, L.L.C.                                                             5,205,536
                                                                                                      ------------
                    TOTAL PREFERRED STOCKS (Cost $15,758,285)                                            8,858,781
                                                                                                      ------------
                    WARRANTS (1.18%)
                    ----------------
                    METAL - ALUMINUM (1.18%)
        1,000,000   Ormet Corp.                                                                          5,000,000
                                                                                                      ------------
                    TOTAL WARRANTS (Cost $2,620,506)                                                     5,000,000
                                                                                                      ------------
                    INVESTMENTS IN SECURITIES (Cost $294,302,271)                                      266,596,097
                                                                                                      ------------
                    SECURITIES SOLD, NOT YET PURCHASED ((7.63)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((3.13)%)
                    ----------------------------------------------
                    COMMERCIAL SERVICES - FINANCE ((0.81)%)
         (100,000)  Moody's Corp.                                                                       (3,444,000)
                                                                                                      ------------
                    FINANCE - AUTO LOAN ((0.82)%)
         (400,000)  Americredit Corp. (a)                                                               (3,448,000)
                                                                                                      ------------
                    SUPER REGIONAL BANKS - US ((1.50)%)
         (167,300)  Capital One Financial Corp.                                                         (6,359,073)
                                                                                                      ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                    (Proceeds $(17,544,698))                                                           (13,251,073)
                                                                                                      ------------


       PAR
       ---
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((4.50)%)
                    -------------------------------------------------
                    CONSUMER PRODUCTS - MISCELLANEOUS ((1.14)%)
$      (2,000,000)  Yankee Candle Co., Inc., 8.50%, 02/15/15 (Callable 2/15/11 @ 104.25)                (1,560,000)
       (4,500,000)  Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 2/15/12 @ 104.88)                (3,240,000)
                                                                                                      ------------
                                                                                                        (4,800,000)
                                                                                                      ------------
                    HOME FURNISHINGS ((0.61)%)
       (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14, (Callable 6/15/09 @ 104.13)                    (2,570,010)
                                                                                                      ------------
                    MEDICAL - HOSPITALS ((0.98)%)
       (4,000,000)  Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable
                    07/15/08 @ 104.94)                                                                  (4,160,000)
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008


       PAR                                                                                            MARKET VALUE
       ---                                                                                            ------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
                    ---------------------------------------------------
                    TRANSPORT - TRUCK ((1.11)%)
$      (5,000,000)  US Freightways, 6.50%, 05/01/09                                                   $ (4,700,000)
                                                                                                      ------------
                    RETAIL - AUTOMOBILE ((0.66)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%,
                    08/15/13
                    (Callable 08/15/08 @ 104.31), (a)                                                   (2,810,010)
                                                                                                      ------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET
                    PURCHASED
                    (Proceeds $(20,089,221))                                                           (19,040,020)
                                                                                                      ------------
                    SECURITIES SOLD, NOT YET
                    PURCHASED
                    (Proceeds $(37,633,919))                                                           (32,291,093)
                                                                                                      ------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 55.37%              234,305,004
                                                                                                      ------------
                    DERIVATIVE CONTRACTS
                    --------------------
                    CREDIT DEFAULT SWAPS (7.74 %)
      672,500,000   Purchase Contracts                                                                  32,763,265
                                                                                                      ------------
                    TOTAL CREDIT DEFAULT SWAPS (UPFRONT FEES $28,606,112)                               32,763,265
                                                                                                      ------------
                    TOTAL DERIVATIVE CONTRACTS - NET (UPFRONT FEES $28,606,112)                         32,763,265
                                                                                                      ------------

         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 36.89%                                         156,150,375
                                                                                                      ------------
         TOTAL NET ASSETS -- 100.00%                                                                  $423,218,644
                                                                                                      ============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $28,148,212 and which represented 6.65% of net assets at June 30, 2008.
**  Foreign security.
(a) Non-income producing security.
(b) Security is in default.

    The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

CREDIT SWAPS

                                                 INTEREST     MATURITY       NOTIONAL       UPFRONT         FAIR         % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION          RATE         DATE          AMOUNT          FEES          VALUE         ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Buy Contracts:
GOLDMAN SACHS
   Bank of America Corporation                      0.92%      06/20/13    $ 20,000,000   $        --     $   132,653       0.03 %
   CDX HVOL 9                                       1.40       12/20/12      25,000,000     2,031,611       1,922,003       0.45
   CDX HY9                                          3.75       12/20/12      24,750,000     2,513,105       2,199,141       0.52
   Macy's                                           2.55       03/20/13      10,000,000            --         (46,326)     (0.01)
   Royal Caribbean Cruises Ltd.                     3.95       03/20/13      10,000,000            --         140,275       0.03
   Royal Caribbean Cruises Ltd.                     3.50       06/20/11      10,000,000            --          21,396       0.01
   The Gap Inc., 10.05%, 12/15/08                   0.90       03/13/13      10,000,000            --           7,566       0.00
   Wachovia Corp.                                   1.45       06/20/13      10,000,000            --         272,705       0.06

MOGRAN STANLEY
   CDX HY9                                          3.75       12/20/12      99,000,000    10,052,417       8,805,608       2.08
   FHLMC                                            0.38       06/20/13      25,000,000            --         280,387       0.07
   FHLMC                                            0.47       06/20/13      25,000,000            --         178,943       0.04
   FNMA                                             0.53       12/20/13      25,000,000            --          83,909       0.02
   FNMA                                             0.47       06/20/13      25,000,000            --         183,344       0.04
   Limited Brands, Inc.,  6.125%, 12/1/12           1.82       12/20/12      10,000,000            --         325,495       0.08
   Macys, Inc., 6.625%, 4/1/11                      1.50       12/20/12      10,000,000            --         328,385       0.08

MERRILL LYNCH
   CDX NA HY9                                       3.75       12/20/12      99,000,000    10,052,418       8,716,989       2.06
   Centex Corp.                                     3.54       06/20/13      10,000,000            --         362,713       0.09
   Lennar Corp., 5.95%, 3/1/13                      4.58       12/20/12      10,000,000            --         695,811       0.16
   Lennar Corp., 5.95%, 3/1/13                      3.10       12/20/12      10,000,000            --       1,182,666       0.28
   Masco Corp., 5.875%, 7/15/12                     0.94       12/20/12      10,000,000            --         632,460       0.15
   National Rurual Utilities Corporation            0.45       03/20/13      10,000,000            --          53,163       0.01
   National Rurual Utilities Corporation            0.63       03/20/13      10,000,000            --         (24,319)     (0.01)
   National Rurual Utilities Corporation            0.76       03/20/13      20,000,000            --        (160,557)     (0.04)
   Southwest Airlines Co., 5.25%, 10/01/14          0.57       12/20/12      20,000,000            --       1,007,825       0.24
   Toll Brothers Inc., 6.875%, 11/15/12             2.55       12/20/12       5,000,000            --          57,583       0.01

BANK OF AMERICA
   CDX HY10                                         5.00       06/20/13      25,000,000       721,728       1,470,016       0.35
   CDX HY9                                          3.75       12/20/12      24,750,000     2,513,105       2,223,951       0.53
   Centex Corp., 5.25%, 06/15/15                    2.87       12/20/12      10,000,000            --         618,070       0.15
   Mattel, Inc., 7.25%, 7/9/12                      0.87       12/20/12      10,000,000            --         (70,963)     (0.02)
   The Gap Inc., 10.05%, 12/15/08                   1.07       12/20/12      10,000,000            --         (92,502)     (0.02)
   Toll Brothers, Inc., 6.875%, 11/15/12            2.50       12/20/12       5,000,000            --          75,129       0.02
   Wachovia Corp.                                   3.30       03/20/13       5,000,000            --        (230,682)     (0.05)
   Wachovia Corp.                                   2.90       03/20/13       5,000,000            --        (149,538)     (0.04)

JP MORGAN CHASE
   CDX HY10                                         5.00       06/20/13      25,000,000       721,728       1,485,975       0.35
   Countrywide Home Loans                           2.10       06/20/13      10,000,000            --          73,991       0.02

Total Credit Swaps                                                         $672,500,000   $28,606,112     $32,763,265       7.74 %
                                                                           ============   ===========     ===========      =====


ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Willow Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.